WARRANTS	12 Months Ended
Mar. 31, 2015
WARRANTS [Abstract]
WARRANTS

7. WARRANTS

A summary of warrants to purchase common stock issued during the fiscal years ended March 31, 2014 and 2015 is as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	1,080,000	$0.50
Granted	11,323,601	0.50
Exercised	(4,676,472)	0.41
Cancelled	-	-
Balance outstanding at March 31, 2014	7,727,129	$0.41
Granted	8,076,472	0.37
Exercised	(3,676,472)	0.40
Cancelled	-	-
Balance outstanding at March 31, 2015	12,127,129	$0.39
Balance exercisable at March 31, 2015	12,127,129	$0.39	*

*  The exercise prices of 7,352,944 of these warrants are subject to adjustment based on the occurrence of future offerings or events and are not a fixed amount and therefore we characterized the fair value of these warrants as derivative liabilities.  The exercise prices of these warrants were subsequently reset to $0.30 per share as a result of the offering described in Note 12.

Warrants granted under the October 2012 financing

We issued warrants to purchase up to an aggregate of 1,080,000 shares of the Company’s common stock to the convertible note holders and the placement agent in an offering we entered into on October 29, 2012. These warrants had a exercise prices ranging from $0.625 per share to $0.70 per share, a term of five years and were exercisable immediately.  During the year ended March 31, 2014, all of the convertible note holders exercised their 1,000,000 warrants held by them and acquired 1,000,000 shares of the Company’s common stock at the then-effective exercise price of $0.34 per share, resulting in $340,000 in proceeds to the Company.  Warrants to acquire 80,000 shares of common stock issued to our placement agent remained outstanding as of March 31, 2015.

Warrants granted under the June 2013 financing

The purchasers who entered into the Securities Purchase Agreement on June 25, 2013, were issued warrants to purchase up to 11,029,416 shares of the Company’s common stock. The warrants were issued in three series of 3,676,472 each and had initial exercise prices of $ 0.40, $ 0.50 and $ 0.60 per share, respectively, are exercisable immediately upon issuance, and have a term of exercise equal to five years, six months and nine months, respectively. The Company also issued warrants to purchase up to 294,185 shares of the Company’s common stock to its placement agent in the financing. The placement agent warrants have an exercise price of $ 0.425 per share and a term of five years and are exercisable immediately.

The exercise prices of the warrants are subject to fluctuation based on the occurrence of future offerings or events and are not a fixed amount and therefore we characterized the fair value of these warrants as derivative liabilities upon issuance.

In November 2013 and December 2013, certain purchasers under the June 25, 2013 Securities Purchase Agreement exercised some of their six-month warrants and acquired an aggregate of 314,000 shares of the Company's common stock at the then-effective exercise price of $0.50 per share, resulting in gross proceeds of $ 157,000 to the Company. On December 6, 2013, the Company offered the purchasers holding the remaining six-month warrants the right to exercise all of those warrants, for an aggregate of 3,362,472 shares of the Company’s common stock, based on the terms of an early exercise offer wherein such warrants became exercisable at a reduced exercise price of $0.42 per share, so long as the exercise thereof occurred on or before December 9, 2013. The Company accounted for the reset of the exercise price of the Series B warrants as a modification of the Series B warrants. As such, the Company calculated the fair value of the warrants as of that date and accounted for the incremental change in the fair value of the Series B warrants of $109,503 as a cost of modification expense in the Company’s statement of operations for the fiscal year ended March 31, 2014.

On December 9, 2013, all of the purchasers acted on the early exercise offer and the Company issued 3,362,472 shares of its common stock, resulting in net proceeds of $1,327,504 to the Company (see Note 5). As these warrants were accounted for as derivative liabilities as of their issue date, their corresponding fair values at the date of exercise of $359,731 were extinguished when the $3,676,472 Series B warrants were exercised, and charged to additional paid-in capital.

In March 2014, we extended to September 30, 2014 the expiration date of the 3,676,472 Series C nine-month warrants issued pursuant to the June 25, 2013 Securities Purchase Agreement. The Company accounted for the extension of the termination date as a modification of the of the Series C warrants and accounted for the incremental change in the fair value of the Series C warrants of $235,332 as a cost of modification expense in the Company’s statement of operations for the fiscal year ended March 31, 2014. As these warrants were accounted for as derivative liabilities as of their issue date, the fair value at the date of modification was calculated by the Company based upon an internally-prepared valuation tool using an option-pricing model reflecting a probability weighted average Black Scholes-Merton valuation technique.

On September 9, 2014, we offered the purchasers holding the nine-month warrants the right to exercise all of those warrants, for an aggregate of 3,676,472 shares of our common stock, based on the terms of an early exercise offer wherein such warrants became exercisable at a reduced exercise price of $0.40 per share and new warrants would be issued to such investors, so long as the exercise thereof occurred on or before September 10, 2014. All purchasers acted on the early exercise offer and we issued 3,676,472 shares of our common stock for net proceeds to us of $1,470,589. We determined that the modification of the exercise price of the warrants from $0.42 per share to $0.40 per share should be recorded as a cost to induce the exercise of the warrants. As such, we recognized the difference of $21,218 between the fair value of the warrants before and after the modification as a cost in the accompanying statements of operations for the year ended March 31, 2015.

In conjunction with the early exercise offer, we issued to the warrant holders who acted on such offer new, replacement warrants to purchase an additional 3,676,472 shares of our common stock. The terms and conditions of the replacement warrants are the same as the terms of the originally issued warrants, except that: (a) the initial exercise date is September 10, 2014 rather than June 28, 2013; (b) the replacement warrants have an exercise term of five years rather than nine months; (c) the exercise price of the replacement warrants is $0.45 per share (subject to anti-dilution and other adjustments as described below and a floor exercise price of $0.20 per share); and (d) the replacement warrants and the shares of common stock underlying such warrants are not registered under the Securities Act and are restricted securities. The new warrants are exercisable immediately upon issuance. These replacement warrants also provide for the adjustment of the exercise price and/or number of shares issuable upon exercise thereof in connection with stock dividends and splits, subsequent rights offerings, pro rata distributions to the Company’s common stockholders and subsequent equity sales by the Company at an effective price lower than the then-current exercise price of the replacement warrants. We determined that the fair value of these replacement warrants at their issue date of $940,549 was recorded as a cost to induce the exercise of the originally issued nine-month warrants in the accompanying statements of operations for the year ended March 31, 2015.

In consideration of applicable guidance, the Company has determined that the warrants are not considered indexed to the Company’s own stock, since the exercise prices of the warrants are subject to fluctuation based on the occurrence of future offerings or events and are not a fixed amount, and therefore characterized the fair value of these warrants of $940,549 as a derivative liability upon issuance (See Note 4).

Warrants issued to employees

On August 25, 2014, we entered into employment agreements with two new employees, pursuant to which, these employees became entitled to receive warrants to purchase an aggregate of 4,400,000 shares of the Company’s common stock. These warrants have an exercise price of $0.30, and a term of ten years from issue date. Vesting terms of these warrants are as follows: (i) warrants to purchase 800,000 shares of common stock vested immediately at their grant date, (ii) warrants to purchase 2,000,000 shares of common stock have vesting terms ranging from one year to three years, and (iii) warrants to purchase 1,600,000 shares of common stock vest upon achievement of certain milestones under the distribution agreement (See Note 9). During the year ended March 31, 2015, we expensed total stock-based compensation related to the vesting of these warrants of $432,772, and the remaining unamortized cost of the outstanding warrants at March 31, 2015 was $273,108.

The aggregate intrinsic value of all of the outstanding and exercisable warrants at March 31, 2015 was $355,200.